Description of the Plan (Details) - EBP 003 [Member] - USD ($)		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Participant contribution, automatic, deferral rate		6.00%
Employee benefit plan, participant annual eligible compensation		50.00%
Participant and employer contributions vested, percentage		100.00%
Minimum loan amount		$ 1,000
Employee benefit plan, notes receivable from participants account maximum borrowing amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Employee benefit plan, vesting percentage		100.00%
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, participants after tax contribution percentage		1.00%
Interest rates for loans to participants		3.25%
Minimum [Member] | Subsequent Event [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan minimum annual catch up contribution amount	$ 150,000
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan, participants after tax contribution percentage		15.00%
Interest rates for loans to participants		8.50%
Employee benefit plan distribution of benefit vesting balance		$ 1,000